Segment Information (Tables)	12 Months Ended
Dec. 31, 2013
Segment Information
Schedule of revenue

The following table presents revenue for the years ended December 31, (in thousands):

	2013	2012	2011
Owned and Operated Mines	$1,137,542	$1,205,652	$1,241,567
Logistics and Related Activities	265,865	338,804	327,417
Corporate and Other	49,367	37,984	50,925
Eliminations of intersegment sales	(56,677)	(65,668)	(66,248)
Consolidated revenue	$1,396,097	$1,516,772	$1,553,661

Summary of total revenue from external customers by geographic location

The following table presents revenue from external customers by geographic region for the years ended December 31, (in thousands):

	2013	2012	2011
United States	$1,148,235	$1,211,755	$1,257,604
South Korea	165,172	265,166	233,056
Other	82,690	39,851	63,001
Total revenue from external customers	$1,396,097	$1,516,772	$1,553,661

Summary of Adjusted EBITDA

The following table presents Adjusted EBITDA for the years ended December 31, (in thousands):

	2013	2012	2011
Owned and Operated Mines	$201,987	$283,280	$318,751
Logistics and Related Activities	11,395	57,080	24,707
Corporate and Other	5,980	36	8,120
Eliminations	(792)	(1,568)	116
Consolidated Adjusted EBITDA	218,571	338,828	351,695
Interest expense, net	(41,225)	(35,241)	(33,274)
Depreciation, depletion and accretion	(115,865)	(107,764)	(99,596)
Tax agreement expense	(10,515)	29,000	(19,854)
Derivative financial instruments:
Exclusion of fair value mark-to-market gains	25,611	22,754	2,275
Inclusion of cash amounts received	(12,976)	(11,244)	—
Total derivative financial instruments	12,635	11,511	2,275
Income tax	(11,629)	(62,614)	(11,449)

Net income	$51,971	$173,720	$189,797

Summary of total assets

The following table presents total assets at December 31, (in thousands):

	2013	2012
Owned and Operated Mines	$1,761,406	$1,826,165
Logistics and Related Activities	55,770	46,426
Corporate and Other	540,432	478,536
Eliminations	(183)	196
Consolidated assets	$2,357,425	$2,351,323

Summary of purchases of property, plant and equipment, investments in project development, acquisition of coal and land assets, and assets acquired under capital leases

The following table presents purchases of property, plant and equipment, investments in project development, acquisition of coal and land assets, and assets acquired under capital leases for the years ended December 31, (in thousands):

	2013	2012	2011
Owned and Operated Mines	$55,663	$345,562	$168,258
Logistics and Related Activities	2,497	7,389	—
Corporate and Other	5,089	8,365	9,882
Eliminations	—	—	—
Consolidated	$63,249	$361,316	$178,140